Note 3 - Fair Value Measurements (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements [Abstract]
Fair Value, by Balance Sheet Grouping

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis.

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	313,737	—	313,737
Total assets	$—	$313,737	$—	$313,737
Liabilities:
Accrued warrant liability	$—	$—	$8,607	$8,607

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	452,301	—	452,301
Total assets	$—	$452,301	$—	$452,301
Liabilities:
Accrued warrant liability	$—	$—	$6,414	$6,414

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	452,301	—	452,301
Total assets	$—	$452,301	$—	$452,301
Liabilities:
Accrued warrant liability	$—	$—	$6,414	$6,414

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,130	$—	$—	$1,130
Short-term investments	—	503,810	—	503,810
Total assets	$1,130	$503,810	$—	$504,940
Liabilities:
Accrued warrant liability	$—	$—	$78,637	$78,637

Fair Value Measurement Inputs and Valuation Techniques

The Company uses the Black-Scholes model to measure the accrued warrant liability. The following are the assumptions used to measure the accrued warrant liability which were determined in a manner consistent with grants of options to purchase common stock:

	September 30, 2020	December 31, 2019
Stock Price	$1.97	$0.60
Exercise Price	$20.40	$3.64 - $20.40
Term in years	0.29	1.04 - 1.60
Volatility	231.64%	84.59 - 98.24%
Annual rate of quarterly dividends	—%	—%
Discount rate- bond equivalent yield	0.04%	1.58 - 1.59%

The following are the assumptions used to measure the accrued warrant liability at December 31, 2019 and 2018:

	December 31,
	2019	2018
Stock Price	$0.60	$1.01
Exercise Price	$3.64 - 20.40	$3.64 - 24.40
Term in years	1.04-1.60	0.04 - 2.60
Volatility	84.59 - 98.24%	88.07 - 108.18%
Annual rate of quarterly dividends	0%	0%
Discount rate- bond equivalent yield	1.58 - 1.59%	0.12 - 2.48%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the periods indicated:

	Three Months Ended	Three Months Ended
	September 30, 2020	September 30, 2019
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$275,494	$60,993
Total (gains) or losses, realized and unrealized, included in earnings (1)	(18,337)	(36,532)
Issuances	—	—
Settlements	(248,550)	—
Ending Balance	$8,607	$24,461

	Nine Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2019
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$6,414	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	434,737	(54,176)
Issuances	—	—
Settlements	(432,544)	—
Ending Balance	$8,607	$24,461

(1)

Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three and nine months ended September 30, 2020 and 2019.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurement of the accrued warrant liability for the years ended December 31, 2019 and 2018:

Year Ended December 31, 2019
Beginning Balance	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	(72,223)
Balance at December 31, 2019	$6,414

Year Ended December 31, 2018
Beginning Balance	$1,041,455
Total (gains) or losses, realized and unrealized, included in earnings (1)	(962,818)
Balance at December 31, 2018	$78,637

(1)	Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The following table summarizes the unobservable inputs into the fair value measurements:

	December 31, 2019
Description	Fair Value	Valuation Technique	Unobservable Input	Range in years
Accrued warrant liability	$6,414	Black-scholes pricing model	Expected term	1.04-1.60